Distribution Date:	11/18/21	Benchmark 2018-B5 Mortgage Trust
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2018-B5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue,8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9001
			10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road,Suite 100 | Amherst, NY 14228
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		General Contact	(302) 636-4140
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market St., | Wilmington, DE 19890
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	LD II Sub II, LLC
Supplemental Notes	27		-
			, | ,

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08160BAA2	3.257800%	22,312,000.00	9,487,787.04	428,709.38	25,757.76	0.00	0.00	454,467.14	9,059,077.66	30.39%	30.00%
A-2	08160BAB0	4.076500%	195,734,000.00	195,734,000.00	0.00	664,924.71	0.00	0.00	664,924.71	195,734,000.00	30.39%	30.00%
A-3	08160BAC8	3.943600%	195,000,000.00	195,000,000.00	0.00	640,835.00	0.00	0.00	640,835.00	195,000,000.00	30.39%	30.00%
A-4	08160BAD6	4.207600%	280,117,000.00	280,117,000.00	0.00	982,183.57	0.00	0.00	982,183.57	280,117,000.00	30.39%	30.00%
A-SB	08160BAE4	4.158300%	34,230,000.00	34,230,000.00	0.00	118,615.51	0.00	0.00	118,615.51	34,230,000.00	30.39%	30.00%
A-S	08160BAH7	4.418900%	106,511,000.00	106,511,000.00	0.00	392,217.88	0.00	0.00	392,217.88	106,511,000.00	20.00%	19.75%
B	08160BAJ3	4.569700%	44,163,000.00	44,163,000.00	0.00	168,176.38	0.00	0.00	168,176.38	44,163,000.00	15.70%	15.50%
C	08160BAK0	4.762447%	42,864,000.00	42,864,000.00	0.00	170,114.60	0.00	0.00	170,114.60	42,864,000.00	11.52%	11.37%
D	08160BAL8	3.262447%	18,964,000.00	18,964,000.00	0.00	51,557.54	0.00	0.00	51,557.54	18,964,000.00	9.67%	9.55%
E-RR	08160BAR5	4.762447%	31,694,000.00	31,694,000.00	0.00	125,784.16	0.00	0.00	125,784.16	31,694,000.00	6.58%	6.50%
F-RR	08160BAT1	4.762447%	19,483,000.00	19,483,000.00	0.00	77,322.29	0.00	0.00	77,322.29	19,483,000.00	4.68%	4.63%
G-RR	08160BAV6	4.762447%	10,392,000.00	10,392,000.00	0.00	41,242.79	0.00	0.00	41,242.79	10,392,000.00	3.67%	3.62%
NR-RR*	08160BAX2	4.762447%	37,668,160.00	37,668,160.00	0.00	109,813.62	0.00	0.00	109,813.62	37,668,160.00	0.00%	0.00%
R	08160BBA1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08160BAZ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,039,132,160.00	1,026,307,947.04	428,709.38	3,568,545.81	0.00	0.00	3,997,255.19	1,025,879,237.66

Notional Certificates
X-A	08160BAF1	0.634418%	833,904,000.00	821,079,787.04	0.00	434,089.61	0.00	0.00	434,089.61	820,651,077.66
X-B	08160BAG9	0.192747%	44,163,000.00	44,163,000.00	0.00	7,093.57	0.00	0.00	7,093.57	44,163,000.00
X-D	08160BAN4	1.500000%	18,964,000.00	18,964,000.00	0.00	23,705.00	0.00	0.00	23,705.00	18,964,000.00
Notional SubTotal			897,031,000.00	884,206,787.04	0.00	464,888.18	0.00	0.00	464,888.18	883,778,077.66

Deal Distribution Total					428,709.38	4,033,433.99	0.00	0.00	4,462,143.37

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08160BAA2	425.23247759	19.21429634	1.15443528	0.00000000	0.00000000	0.00000000	0.00000000	20.36873162	406.01818125
A-2	08160BAB0	1,000.00000000	0.00000000	3.39708334	0.00000000	0.00000000	0.00000000	0.00000000	3.39708334	1,000.00000000
A-3	08160BAC8	1,000.00000000	0.00000000	3.28633333	0.00000000	0.00000000	0.00000000	0.00000000	3.28633333	1,000.00000000
A-4	08160BAD6	1,000.00000000	0.00000000	3.50633332	0.00000000	0.00000000	0.00000000	0.00000000	3.50633332	1,000.00000000
A-SB	08160BAE4	1,000.00000000	0.00000000	3.46525007	0.00000000	0.00000000	0.00000000	0.00000000	3.46525007	1,000.00000000
A-S	08160BAH7	1,000.00000000	0.00000000	3.68241665	0.00000000	0.00000000	0.00000000	0.00000000	3.68241665	1,000.00000000
B	08160BAJ3	1,000.00000000	0.00000000	3.80808324	0.00000000	0.00000000	0.00000000	0.00000000	3.80808324	1,000.00000000
C	08160BAK0	1,000.00000000	0.00000000	3.96870567	0.00000000	0.00000000	0.00000000	0.00000000	3.96870567	1,000.00000000
D	08160BAL8	1,000.00000000	0.00000000	2.71870597	0.00000000	0.00000000	0.00000000	0.00000000	2.71870597	1,000.00000000
E-RR	08160BAR5	1,000.00000000	0.00000000	3.96870575	0.00000000	0.00000000	0.00000000	0.00000000	3.96870575	1,000.00000000
F-RR	08160BAT1	1,000.00000000	0.00000000	3.96870554	0.00000000	0.00000000	0.00000000	0.00000000	3.96870554	1,000.00000000
G-RR	08160BAV6	1,000.00000000	0.00000000	3.96870574	0.00000000	0.00000000	0.00000000	0.00000000	3.96870574	1,000.00000000
NR-RR	08160BAX2	1,000.00000000	0.00000000	2.91529026	1.05341540	11.51891146	0.00000000	0.00000000	2.91529026	1,000.00000000
R	08160BBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08160BAZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08160BAF1	984.62147566	0.00000000	0.52055106	0.00000000	0.00000000	0.00000000	0.00000000	0.52055106	984.10737646
X-B	08160BAG9	1,000.00000000	0.00000000	0.16062247	0.00000000	0.00000000	0.00000000	0.00000000	0.16062247	1,000.00000000
X-D	08160BAN4	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	10/01/21 - 10/30/21	30	0.00	25,757.76	0.00	25,757.76	0.00	0.00	0.00	25,757.76	0.00
A-2	10/01/21 - 10/30/21	30	0.00	664,924.71	0.00	664,924.71	0.00	0.00	0.00	664,924.71	0.00
A-3	10/01/21 - 10/30/21	30	0.00	640,835.00	0.00	640,835.00	0.00	0.00	0.00	640,835.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	982,183.57	0.00	982,183.57	0.00	0.00	0.00	982,183.57	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	118,615.51	0.00	118,615.51	0.00	0.00	0.00	118,615.51	0.00
X-A	10/01/21 - 10/30/21	30	0.00	434,089.61	0.00	434,089.61	0.00	0.00	0.00	434,089.61	0.00
X-B	10/01/21 - 10/30/21	30	0.00	7,093.57	0.00	7,093.57	0.00	0.00	0.00	7,093.57	0.00
X-D	10/01/21 - 10/30/21	30	0.00	23,705.00	0.00	23,705.00	0.00	0.00	0.00	23,705.00	0.00
A-S	10/01/21 - 10/30/21	30	0.00	392,217.88	0.00	392,217.88	0.00	0.00	0.00	392,217.88	0.00
B	10/01/21 - 10/30/21	30	0.00	168,176.38	0.00	168,176.38	0.00	0.00	0.00	168,176.38	0.00
C	10/01/21 - 10/30/21	30	0.00	170,114.60	0.00	170,114.60	0.00	0.00	0.00	170,114.60	0.00
D	10/01/21 - 10/30/21	30	0.00	51,557.54	0.00	51,557.54	0.00	0.00	0.00	51,557.54	0.00
E-RR	10/01/21 - 10/30/21	30	0.00	125,784.16	0.00	125,784.16	0.00	0.00	0.00	125,784.16	0.00
F-RR	10/01/21 - 10/30/21	30	0.00	77,322.29	0.00	77,322.29	0.00	0.00	0.00	77,322.29	0.00
G-RR	10/01/21 - 10/30/21	30	0.00	41,242.79	0.00	41,242.79	0.00	0.00	0.00	41,242.79	0.00
NR-RR	10/01/21 - 10/30/21	30	392,657.64	149,493.84	0.00	149,493.84	39,680.22	0.00	0.00	109,813.62	433,896.20
Totals			392,657.64	4,073,114.21	0.00	4,073,114.21	39,680.22	0.00	0.00	4,033,433.99	433,896.20

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,462,143.37
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,088,998.70	Master Servicing Fee	7,570.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,719.60
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	441.88
ARD Interest	0.00	Operating Advisor Fee	1,596.97
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	265.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,088,998.70	Total Fees	15,884.48

Principal		Expenses/Reimbursements
Scheduled Principal	428,709.38	Reimbursement for Interest on Advances	242.51
Unscheduled Principal Collections		ASER Amount	19,645.72
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,351.56
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	440.43
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	428,709.38	Total Expenses/Reimbursements	39,680.22

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,033,433.99
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	428,709.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,462,143.37
Total Funds Collected	4,517,708.08	Total Funds Distributed	4,517,708.07

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,026,307,947.80	1,026,307,947.80	Beginning Certificate Balance	1,026,307,947.04
(-) Scheduled Principal Collections	428,709.38	428,709.38	(-) Principal Distributions	428,709.38
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,025,879,238.42	1,025,879,238.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,026,540,290.44	1,026,540,290.44	Ending Certificate Balance	1,025,879,237.66
Ending Actual Collateral Balance	1,025,985,287.75	1,025,985,287.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.76)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.76)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	25	163,063,640.58	15.90%	78	5.0031	1.530945	1.49 or less	19	339,015,588.57	33.05%	72	4.8362	0.663699
10,000,000 to 19,999,999		12	164,828,544.50	16.07%	80	4.8958	1.632306	1.50 to 1.74	11	153,396,653.41	14.95%	58	5.1283	1.627542
20,000,000 to 24,999,999		4	87,900,000.00	8.57%	77	4.7787	0.984069	1.75 to 1.99	9	186,276,687.20	18.16%	80	4.5655	1.854498
25,000,000 to 49,999,999		11	386,712,053.34	37.70%	66	4.5171	1.795021	2.00 to 2.24	8	85,593,429.22	8.34%	80	4.8773	2.138676
	50,000,000 or greater	4	223,375,000.00	21.77%	53	4.2831	2.521326	2.25 or greater	9	261,596,880.02	25.50%	58	4.0225	3.285128
	Totals	56	1,025,879,238.42	100.00%	68	4.6267	1.815564	Totals	56	1,025,879,238.42	100.00%	68	4.6267	1.815564
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	9,915,529.27	0.97%	80	4.9487	2.088930
							Industrial	3	15,412,180.99	1.50%	80	4.7889	1.750636
Arizona	14	6,473,828.13	0.63%	20	5.3720	1.642800
							Lodging	10	166,128,908.52	16.19%	63	4.8416	0.160835
Arkansas	1	6,902,605.73	0.67%	81	5.1500	1.712200
							Multi-Family	11	132,421,747.84	12.91%	79	4.8867	1.691095
California	6	131,739,204.45	12.84%	55	3.6313	3.438366
							Office	99	302,734,246.05	29.51%	52	4.3208	2.757914
Colorado	1	9,334,143.09	0.91%	80	4.9760	(0.192600)
							Other	59	13,623,437.50	1.33%	20	5.3720	1.642800
Connecticut	2	22,400,000.00	2.18%	80	4.9500	1.713357
							Retail	27	347,542,281.02	33.88%	80	4.5854	1.722019
Florida	50	193,849,571.47	18.90%	59	4.4669	1.486409
							Self Storage	10	48,016,436.50	4.68%	80	5.1293	2.068348
Georgia	12	99,575,717.93	9.71%	80	5.1205	1.035289
							Totals	219	1,025,879,238.42	100.00%	68	4.6267	1.815564
Illinois	6	96,690,831.72	9.43%	51	4.7430	1.400222
Kansas	1	25,000,000.00	2.44%	80	4.7000	2.441400
Maryland	1	10,610,000.00	1.03%	80	4.5570	2.069800
Michigan	5	62,283,420.68	6.07%	80	4.8255	2.077633
Minnesota	19	6,489,843.75	0.63%	20	5.3720	1.642800
Montana	1	7,168,821.52	0.70%	80	5.0900	1.997800
New Jersey	1	4,050,000.00	0.39%	81	5.1040	1.254800
New York	16	198,475,000.00	19.35%	81	4.6565	1.560878
North Carolina	1	13,046,398.83	1.27%	80	4.9960	0.435900
Oklahoma	1	27,848,844.74	2.71%	80	4.8500	1.617100
Pennsylvania	69	20,126,562.50	1.96%	20	5.3720	1.642800
Tennessee	3	16,362,180.99	1.59%	80	4.8028	1.668936
Texas	3	15,372,072.61	1.50%	80	4.9695	2.296315
Virginia	2	9,688,661.02	0.94%	80	5.3662	1.775536
Washington	2	32,476,000.00	3.17%	77	4.8942	1.771668
Totals	219	1,025,879,238.42	100.00%	68	4.6267	1.815564

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.99999% or less	2	91,000,000.00	8.87%	44	3.1084	4.418991	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	5	181,938,192.16	17.73%	80	4.2223	2.094293	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	33	567,212,734.64	55.29%	70	4.7900	1.388347	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	16	185,728,311.62	18.10%	61	5.2678	1.571657	37 months to 48 months	56	1,025,879,238.42	100.00%	68	4.6267	1.815564
	Totals	56	1,025,879,238.42	100.00%	68	4.6267	1.815564	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	1,025,879,238.42	100.00%	68	4.6267	1.815564
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	56	1,025,879,238.42	100.00%	68	4.6267	1.815564	Interest Only	25	653,461,000.00	63.70%	62	4.4315	2.009295
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	3	69,433,035.81	6.77%	80	4.7691	0.941630
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or greater	28	302,985,202.61	29.53%	78	5.0149	1.598009
	Totals	56	1,025,879,238.42	100.00%	68	4.6267	1.815564	Totals	56	1,025,879,238.42	100.00%	68	4.6267	1.815564
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	38,000,000.00	3.70%	80	4.1212	2.580000				None
	12 months or less	55	987,879,238.42	96.30%	68	4.6461	1.786159
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,025,879,238.42	100.00%	68	4.6267	1.815564
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310731002	RT	Aventura	FL	Actual/360	4.121%	230,675.52	0.00	0.00	N/A	07/01/28	--	65,000,000.00	65,000,000.00	11/01/21
1A	310731007				Actual/360	4.121%	134,856.46	0.00	0.00	N/A	07/01/28	--	38,000,000.00	38,000,000.00	11/01/21
2	304102073	RT	Various	Various	Actual/360	4.980%	246,043.12	0.00	0.00	N/A	08/06/28	--	57,375,000.00	57,375,000.00	10/06/21
3	320261003	OF	San Jose	CA	Actual/360	2.638%	115,838.28	0.00	0.00	N/A	06/06/23	--	51,000,000.00	51,000,000.00	11/06/21
4	320261004	Various Various		Various	Actual/360	5.372%	231,294.44	0.00	0.00	N/A	07/01/23	--	50,000,000.00	50,000,000.00	11/01/21
5	320261005	LO	Tampa	FL	Actual/360	4.558%	173,482.54	0.00	0.00	N/A	06/06/23	--	44,200,000.00	44,200,000.00	11/06/21
6	320261006	RT	New York	NY	Actual/360	4.640%	173,806.67	0.00	0.00	N/A	08/01/28	--	43,500,000.00	43,500,000.00	11/01/21
7	320261007	OF	Chicago	IL	Actual/360	4.627%	171,342.34	0.00	0.00	N/A	07/01/23	--	43,000,000.00	43,000,000.00	11/01/21
8	656120813	OF	San Francisco	CA	Actual/360	3.709%	127,740.67	0.00	0.00	04/06/28	04/06/31	--	40,000,000.00	40,000,000.00	11/06/21
9	304102065	RT	Levittown	NY	Actual/360	4.355%	150,005.56	0.00	0.00	N/A	07/06/28	--	40,000,000.00	40,000,000.00	11/06/21
10	320261010	LO	Kennesaw	GA	Actual/360	5.330%	140,240.17	38,053.94	0.00	N/A	07/01/28	--	30,555,263.63	30,517,209.69	11/01/21
11	304102064	LO	Various	GA	Actual/360	4.830%	119,512.32	88,679.94	0.00	N/A	07/06/28	--	28,734,678.85	28,645,998.91	11/06/21
12	656120840	OF	Tulsa	OK	Actual/360	4.850%	116,542.41	56,222.81	0.00	N/A	07/06/28	--	27,905,067.55	27,848,844.74	11/06/21
13	304102072	OF	New York	NY	Actual/360	4.300%	96,272.22	0.00	0.00	N/A	07/06/28	--	26,000,000.00	26,000,000.00	11/06/21
14	320261014	OF	Overland Park	KS	Actual/360	4.700%	101,180.56	0.00	0.00	N/A	07/01/28	--	25,000,000.00	25,000,000.00	11/01/21
15	304102068	MF	Royal Oak	MI	Actual/360	4.800%	98,662.67	0.00	0.00	N/A	07/06/28	--	23,870,000.00	23,870,000.00	11/06/21
16	320261016	MF	Tumwater	WA	Actual/360	4.896%	95,914.00	0.00	0.00	N/A	03/06/28	--	22,750,000.00	22,750,000.00	11/06/21
17	304102067	MF	Sterling Heights	MI	Actual/360	4.800%	87,957.33	0.00	0.00	N/A	07/06/28	--	21,280,000.00	21,280,000.00	11/06/21
18	309640010	LO	Chicago	IL	Actual/360	4.597%	79,170.56	0.00	0.00	N/A	11/01/27	--	20,000,000.00	20,000,000.00	11/01/21
19	304102265	OF	Westchester	IL	Actual/360	4.860%	75,471.79	24,904.85	0.00	N/A	06/06/28	--	18,033,880.45	18,008,975.60	11/06/21
20	320261020	SS	Various	Various	Actual/360	5.270%	74,189.76	16,574.91	0.00	N/A	07/06/28	--	16,348,359.54	16,331,784.63	11/06/21
21	320261021	RT	Tampa	FL	Actual/360	4.750%	66,671.53	0.00	0.00	N/A	07/01/28	--	16,300,000.00	16,300,000.00	11/01/21
22	656120830	OF	Greenwich	CT	Actual/360	4.938%	68,034.67	0.00	0.00	N/A	07/06/28	--	16,000,000.00	16,000,000.00	11/06/21
23	304102078	MF	New York	NY	Actual/360	4.780%	33,916.76	0.00	0.00	N/A	08/06/28	--	8,240,000.00	8,240,000.00	11/06/21
24	304102076	MF	New York	NY	Actual/360	4.780%	25,108.28	0.00	0.00	N/A	08/06/28	--	6,100,000.00	6,100,000.00	11/06/21
25	656120824	RT	Sacramento	CA	Actual/360	4.977%	58,796.41	17,232.78	0.00	N/A	06/06/28	--	13,719,046.95	13,701,814.17	05/06/21
26	304102077	MF	New York	NY	Actual/360	4.780%	31,776.38	0.00	0.00	N/A	08/06/28	--	7,720,000.00	7,720,000.00	11/06/21
27	304102075	MF	New York	NY	Actual/360	4.780%	26,507.76	0.00	0.00	N/A	08/06/28	--	6,440,000.00	6,440,000.00	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	304102080	LO	Sacramento	CA	Actual/360	4.460%	49,796.24	27,702.79	0.00	N/A	07/06/28	--	12,965,894.95	12,938,192.16	11/06/21
29	320261029	LO	Charlotte	NC	Actual/360	4.996%	56,196.93	16,240.99	0.00	N/A	07/01/28	--	13,062,639.82	13,046,398.83	11/01/21
30	320261030	IN	Nashville	TN	Actual/360	4.795%	52,562.04	17,702.62	0.00	N/A	07/06/28	--	12,729,883.61	12,712,180.99	11/06/21
31	320261031	MF	College Park	GA	Actual/360	5.235%	58,602.92	0.00	0.00	N/A	06/06/28	--	13,000,000.00	13,000,000.00	11/06/21
32	320261032	RT	Sacramento	CA	Actual/360	4.980%	48,936.69	12,389.51	0.00	N/A	07/06/28	--	11,411,587.63	11,399,198.12	11/06/21
33	304102066	MF	Livonia	MI	Actual/360	4.800%	44,557.33	0.00	0.00	N/A	07/06/28	--	10,780,000.00	10,780,000.00	11/06/21
34	320261034	RT	Windsor Mill	MD	Actual/360	4.557%	41,634.52	0.00	0.00	N/A	07/01/28	--	10,610,000.00	10,610,000.00	11/01/21
35	656120826	RT	Aurora	IL	Actual/360	5.090%	43,760.43	0.00	0.00	N/A	07/06/28	--	9,984,000.00	9,984,000.00	11/06/21
36	304102049	SS	Federal Way	WA	Actual/360	4.890%	40,954.56	0.00	0.00	N/A	06/06/28	--	9,726,000.00	9,726,000.00	11/06/21
37	320261037	LO	Wheat Ridge	CO	Actual/360	4.976%	40,045.77	11,669.60	0.00	N/A	07/01/28	--	9,345,812.69	9,334,143.09	11/01/21
38	304102081	RT	Bronx	NY	Actual/360	4.870%	39,839.31	0.00	0.00	N/A	08/06/28	--	9,500,000.00	9,500,000.00	11/06/21
39	304102050	SS	Various	Various	Actual/360	5.050%	39,393.88	9,735.34	0.00	N/A	06/06/28	--	9,058,956.92	9,049,221.58	11/06/21
40	320261040	RT	Webster	TX	Actual/360	4.990%	33,598.18	9,030.57	0.00	N/A	08/01/28	--	7,819,086.03	7,810,055.46	11/01/21
41	320261041	LO	Chesapeake	VA	Actual/360	5.450%	34,991.50	9,051.66	0.00	N/A	07/06/28	--	7,456,017.50	7,446,965.84	11/06/21
42	320261042	RT	Various	Various	Actual/360	5.088%	32,140.27	9,610.10	0.00	N/A	07/06/28	--	7,335,728.48	7,326,118.38	11/06/21
43	320261043	OF	Delray Beach	FL	Actual/360	5.390%	33,332.56	7,613.63	0.00	N/A	07/06/23	--	7,181,590.88	7,173,977.25	11/06/21
44	320261044	MF	Whitefish	MT	Actual/360	5.090%	31,454.63	7,593.52	0.00	N/A	07/06/28	--	7,176,415.04	7,168,821.52	11/06/21
45	320261045	OF	Huntsville	AL	Actual/360	4.810%	27,547.75	9,221.15	0.00	N/A	07/06/28	--	6,650,922.87	6,641,701.72	11/06/21
46	304102074	SS	Little Rock	AR	Actual/360	5.150%	30,642.93	7,169.39	0.00	N/A	08/06/28	--	6,909,775.12	6,902,605.73	11/06/21
47	304102045	SS	Various	Various	Actual/360	5.230%	27,080.30	6,193.89	0.00	N/A	06/06/28	--	6,013,018.45	6,006,824.56	11/06/21
48	320261048	MF	Macon	GA	Actual/360	5.220%	22,831.90	6,474.08	0.00	N/A	07/06/28	--	5,079,400.40	5,072,926.32	11/06/21
49	320261049	RT	Irving	TX	Actual/360	4.892%	20,524.43	5,987.60	0.00	N/A	07/01/28	--	4,872,203.85	4,866,216.25	11/01/21
50	320261050	RT	Atlanta	GA	Actual/360	4.739%	18,210.52	6,275.75	0.00	N/A	07/06/28	--	4,462,482.51	4,456,206.76	11/06/21
51	304102084	RT	Hoboken	NJ	Actual/360	5.104%	17,800.20	0.00	0.00	N/A	08/06/28	--	4,050,000.00	4,050,000.00	09/06/20
52	320261052	RT	Knoxville	TN	Actual/360	4.830%	15,180.96	0.00	0.00	N/A	07/01/28	--	3,650,000.00	3,650,000.00	11/01/21
53	304102057	OF	Crestwood	IL	Actual/360	5.120%	14,180.36	4,185.69	0.00	N/A	07/01/28	--	3,216,311.86	3,212,126.17	11/01/21
54	320261054	IN	Oakland	CA	Actual/360	4.760%	11,067.00	0.00	0.00	N/A	08/01/28	--	2,700,000.00	2,700,000.00	11/01/21
55	304102054	OF	Woodridge	IL	Actual/360	5.190%	11,123.41	3,192.27	0.00	N/A	07/01/28	--	2,488,922.22	2,485,729.95	11/01/21
Totals							4,088,998.70	428,709.38	0.00				1,026,307,947.80	1,025,879,238.42
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	115,600,112.20	66,737,901.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,501,200.00	867,957.00	01/01/21	03/31/21	--	0.00	0.00	245,796.10	245,796.10	0.00	0.00
3	7,992,802.49	6,056,206.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	118,419,453.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	618,562.09	1,057,307.09	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,961,989.83	1,503,851.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	53,760,047.13	25,774,955.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,287,329.59	11,701,754.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,198,539.25	2,551,919.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	658,621.45	1,490,437.46	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	617,236.37	1,029,122.46	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,294,544.16	2,033,281.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,429,762.81	1,799,817.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	9,805,040.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,280,007.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,028,270.43	1,583,663.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,287,999.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(6,358,669.49)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	11,018,394.61	8,291,785.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,606,988.73	975,532.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,034,591.72	1,391,307.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,326,359.54	1,193,404.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	428,492.03	213,080.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	239,055.81	65,098.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,037,828.00	480,231.00	01/01/21	06/30/21	11/12/21	4,076,269.75	31,491.54	58,148.79	422,221.54	0.00	0.00
26	376,991.37	160,538.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	337,011.78	149,967.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	295,317.76	939,795.79	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	504,640.45	459,137.38	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	7,223.47	0.00
30	1,581,754.63	766,084.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	929,560.77	542,696.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,046,338.05	551,536.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,239,003.39	980,699.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,289,589.39	823,615.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	865,001.00	634,284.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	821,164.76	393,172.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	(123,812.45)	(41,807.59)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	614,583.15	360,438.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	932,140.85	862,815.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	935,776.61	859,330.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	435,463.82	1,102,302.65	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	726,592.00	585,288.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	757,450.96	399,048.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	596,425.68	377,661.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	750,114.00	449,177.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	593,588.00	482,028.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	665,009.76	684,147.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	593,560.85	320,330.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	651,785.82	523,544.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	412,908.64	501,221.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	246,962.00	132,140.00	01/01/21	06/30/21	11/12/21	777,779.23	6,600.98	15,448.66	236,652.29	54,113.81	0.00
52	295,446.00	221,585.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	281,159.71	210,629.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	210,273.78	141,460.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	212,966.56	162,990.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	370,149,329.04	151,534,475.81				4,854,048.98	38,092.52	319,393.55	904,669.93	61,337.28	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	2	17,751,814.17	1	4,050,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626656%	4.590277%	68
10/18/21	0	0.00	0	0.00	2	17,769,046.95	1	4,050,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626793%	4.590416%	69
09/17/21	0	0.00	0	0.00	2	17,788,097.38	1	4,050,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.626944%	4.590569%	70
08/17/21	0	0.00	0	0.00	2	17,805,175.33	1	4,050,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627079%	4.590706%	71
07/16/21	0	0.00	0	0.00	2	17,822,180.40	1	4,050,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627211%	4.590839%	72
06/17/21	1	7,494,041.82	0	0.00	2	17,841,011.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627335%	4.590965%	73
05/17/21	0	0.00	0	0.00	2	17,857,863.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627440%	4.591072%	74
04/16/21	1	7,512,796.12	0	0.00	2	17,876,547.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627555%	4.591188%	75
03/17/21	1	7,521,540.27	0	0.00	2	17,893,247.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627658%	4.591293%	76
02/18/21	0	0.00	1	7,533,649.13	2	17,915,603.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627793%	4.591430%	77
01/15/21	1	7,542,295.88	0	0.00	2	17,932,136.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627896%	4.591534%	78
12/17/20	0	0.00	1	4,050,000.00	1	13,898,600.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627997%	4.592620%	79
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	304102073	10/06/21	0	B	245,796.10	245,796.10	49,091.08	57,375,000.00	12/23/19	2
25	656120824	05/06/21	5	6	58,148.79	422,221.54	9,481.35	13,807,863.50	06/18/20	1
51	304102084	09/06/20	13	6	15,448.66	236,652.29	77,858.94	4,050,000.00	12/30/20	6		03/15/21
Totals					319,393.55	904,669.93	136,431.37	75,232,863.50
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		195,373,977	195,373,977	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		830,505,261	812,753,447	13,701,814		4,050,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	1,025,879,238	1,008,127,424	0	0	17,751,814	0
Oct-21	1,026,307,948	1,008,538,901	0	0	17,769,047	0
Sep-21	1,026,773,743	1,008,985,646	0	0	17,788,097	0
Aug-21	1,027,198,651	1,009,393,475	0	0	17,805,175	0
Jul-21	1,027,614,682	1,009,792,502	0	0	13,772,180	4,050,000
Jun-21	1,028,026,163	1,002,691,110	7,494,042	0	17,841,011	0
May-21	1,028,387,226	1,010,529,362	0	0	17,857,864	0
Apr-21	1,028,777,833	1,003,388,490	7,512,796	0	17,876,547	0
Mar-21	1,029,135,720	1,003,720,932	7,521,540	0	17,893,248	0
Feb-21	1,029,585,635	1,004,136,382	0	7,533,649	17,915,603	0
Jan-21	1,029,940,105	1,004,465,672	7,542,296	0	17,932,137	0
Dec-20	1,030,293,079	1,012,344,478	0	4,050,000	13,898,600	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	304102073	57,375,000.00	57,375,000.00	90,000,000.00	05/04/18	779,297.00	1.07600	03/31/21	08/06/28	I/O
25	656120824	13,701,814.17	13,807,863.50	11,000,000.00	11/11/20	424,858.00	0.93130	06/30/21	06/06/28	320
51	304102084	4,050,000.00	4,050,000.00	4,000,000.00	09/30/20	131,502.00	1.25480	06/30/21	08/06/28	I/O
Totals		75,126,814.17	75,232,863.50	105,000,000.00		1,335,657.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	304102073	RT	Various	12/23/19	2

10/7/2021: Loan transferred to special servicing for payment default and default on the cash management provisions. Borrower has signed pre-negotiation agreement, but will not comply with directing tenants to pay into the DACA account.

Since negotiation s have not advanced, the Lender filed for foreclosure in federal court on 3/7/2020. Lender's counsel has reached out for settlement discussions, but has not provided a viable settlement plan as of yet. The Special Servicer has selected a proposed receiv er, and counsel has sent a letter to the court requesting to be able to file a receiver order. Judge has not yet granted the request. Borrower has filed a motion to dismiss, which the lender filed an opposition to. The judge ordered that the Lender and Borrower have a settlement conference with a magistrate judge which took place on September 2, 2021. A settlement was not reached at the conference. A follow up conference was held on 10/6/2021 but a settlement has not been reached yet.

25	656120824	RT	CA	06/18/20	1

11/3/21 - The loan was transferred into Special Servicer on 6/18/2020 for payment default The subject property is located in the South Sacramento area of the Sacramento MSA The subject property consists of a multi-tenant shopping center community cente r that contains 126,493 square feet of rentable area situated on a 505,329 square foot site. The subject property is a portion of the Valley Mack Plaza, a property that was shadow anchored by a 64,177 square foot Food Source grocery store (vacated), a 27, 399 square foot Fallas discount store (vacated) and a McDonalds fast food restaurant. The Sponsor and the Special Servicer are in negotiations for a possible loan modification. Legal counsel has been engaged so we can dual track the property.

51	304102084	RT	NJ	12/30/20	6

11/04/2021 - Loan transferred to special servicing on 12/30/2020 due to payment default. The loan is secured by an 8,500 sf retail building with Soul Cycle occupying 94% of the property's space. The Borrower is currently past due for its

10/06/2020 payment. Borrower failed to come to the closing table to complete the discounted payoff if offered and which was approved by all Lender parties. The Borrower has stated that they plan to pay sufficient funds to bring the loan current and reinstatement the loan. Bring-current figures have been requested from the Master Servicer. Midland's engaged legal counsel is dual-tracking foreclosure in case the Borrower does not bring the loan current as stated.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	320261010	31,140,781.66	5.33000%	31,105,415.09 5.33000%		10	06/29/20	07/01/20	08/11/20
41	320261041	0.00	5.45000%	0.00	5.45000%	8	07/01/20	04/06/20	--
Totals		31,140,781.66		31,105,415.09
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,351.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	17,347.02	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	440.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	3,500.00	0.00	0.00	2,298.70	0.00	0.00	242.51	0.00	0.00	0.00
Total	0.00	0.00	19,351.56	0.00	440.43	19,645.72	0.00	0.00	242.51	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		39,680.22

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27